Management Report - Corporate Divisions - Corporate & Investment Bank (Detail) - Corporate & Investment Bank [Member] - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net revenues [Abstract]
Global Transaction Banking	€ 1,008	€ 967	€ 1,926	€ 2,009
Equity Origination	108	115	183	268
Debt Origination	316	311	633	702
Advisory	153	137	241	250
Origination and Advisory	577	563	1,057	1,220
Sales & Trading (Equity)	540	577	1,111	1,311
Sales & Trading (FIC)	1,372	1,646	3,255	3,870
Sales & Trading	1,912	2,224	4,366	5,180
Other	81	(136)	76	(383)
Total net revenues	3,579	3,618	7,424	8,026
Provision for credit losses	11	56	8	113
Noninterest expenses [Abstract]
Compensation and benefits	1,059	973	2,121	2,109
General and administrative expenses	1,848	1,887	4,415	4,289
Impairment of goodwill and other intangible assets	0	6	0	6
Restructuring activities	165	66	178	98
Total noninterest expenses	3,071	2,933	6,715	6,502
Noncontrolling interests	21	19	24	23
Income (loss) before income taxes	€ 475	€ 611	€ 678	€ 1,388